Trade and Other Payables (Tables)	6 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	Consolidated
	December 2024	June 2024
	$	$
Current liabilities
Trade payables	177,540	387,034
Accruals	31,429	465,639
Payroll tax payable	1,639	32,886
Wages Payable	9,724	233,604
PAYG Withholding Payable	248,883	314,599
Superannuation Payable	82,782	121,530
Insurance Funding	340,794	2,894
	892,791	1,558,186